Commitments and Contingencies - Schedule of Accrual for Product Warranties (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning Balance	$ 2,928	$ 2,962	$ 3,989	$ 3,454	$ 3,454	$ 2,584
Accrued for current year warranty claims	2,027	3,710	5,462	7,637	11,251	8,485
Settlement of warranty claims	(2,310)	(3,176)	(6,806)	(7,595)	(10,716)	(7,615)
Ending Balance	$ 2,645	$ 3,496	$ 2,645	$ 3,496	$ 3,989	$ 3,454